PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid service fees	$ 1,781	$ 2,196
Prepaid rental expenses (1)	935	637
Staff advances	662	528
Prepayment for inventories and others	283	368
Government subsidy receivables	3,192	2,856
Receivables from the disposal of subsidiaries and investment (2)	2,636	2,589
Receivables from third party payment platform	331	306
Others	2,411	2,325
Prepaid expenses and other current assets, gross	12,231	11,805
Less: allowance for doubtful accounts	(2,887)	(2,878)
Prepaid expenses and other current assets, Total	9,344	8,927
Receivable from principle shareholder	$ 1,909	$ 1,909
Percentage of valuation allowance for doubtful accounts	100.00%	100.00%